Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash equivalents:
Amortized Cost	$ 31,110	$ 37,887	$ 142,467
Short-term investments:
Amortized Cost	81,558	95,758
Gross Unrealized Gains	2	6
Gross Unrealized Losses	(15)	(27)
Fair Value	81,545	95,737
U.S. treasury securities
Cash equivalents:
Amortized Cost		3,473
Fair Value		3,473
Short-term investments:
Amortized Cost	50,965	58,518
Gross Unrealized Gains	2	6
Gross Unrealized Losses	(15)	(27)
Fair Value	50,952	58,497
Money market funds
Cash equivalents:
Amortized Cost	30,593	33,767	140,856
Fair Value	$ 30,593	$ 33,767	$ 140,856